Prudential Series Fund

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

VIA EDGAR SUBMISSION

June 30, 2009

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:          Preliminary Proxy Statement on Schedule 14A

To the Securities and Exchange Commission:

On behalf of Prudential Series Fund (the “Trust”), pursuant to Regulation 14A under the Securities Act of 1934, transmitted herewith for filing with the Securities and Exchange Commission (the “SEC”) is a preliminary proxy statement on Schedule 14A (the “Proxy Statement”) to be sent to shareholders of record of Natural Resources Portfolio (the “Fund”).

The Fund’s shareholders of record as of July 8, 2009 will be requested to consider and act upon the proposal at the meeting (the “Meeting”), and to transact such other business as may properly come before the Meeting to be held August 14, 2009 or any adjournment thereof, to approve a change to the Fund’s fundamental investment restriction relating to industry concentration (the “Proposal”).

Please direct any questions regarding this filing to the undersigned at (973) 367-1495.

Sincerely yours,

/s/ Katherine P. Feld
Katherine P. Feld